Document And Entity Information	Nov. 03, 2023
Document Information [Line Items]
Entity, Registrant Name	AvePoint, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 03, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39048
Entity, Tax Identification Number	83-4461709
Entity, Address, Address Line One	525 Washington Blvd, Suite 1400
Entity, Address, City or Town	Jersey City
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07310
City Area Code	201
Local Phone Number	793-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001777921
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	AVPT
Security Exchange Name	NASDAQ
Warrants Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	AVPTW
Security Exchange Name	NASDAQ